iShares
®
ESG Aware MSCI USA Growth ETF
Schedule of Investments
(unaudited)
November 30, 2024
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  — 1.2%
Axon Enterprise, Inc.
(a)
..................... 56 $ 36,230
General Electric Co ....................... 360 65,577
101,807
a
Automobiles  — 3.6%
Tesla, Inc.
(a)
............................. 908 313,405
a
Biotechnology  — 0.8%
Alnylam Pharmaceuticals, Inc.
(a)
............... 43 10,882
Vertex Pharmaceuticals, Inc.
(a)
................ 120 56,176
67,058
a
Broadline Retail  — 7.2%
Amazon.com, Inc.
(a)
....................... 2,926 608,286
MercadoLibre , Inc.
(a)
....................... 15 29,778
638,064
a
Building Products  — 1.7%
Lennox International, Inc. ................... 62 41,362
Trane Technologies PLC .................... 259 107,801
149,163
a
Capital Markets  — 1.8%
FactSet Research Systems, Inc. ............... 20 9,813
KKR & Co., Inc. .......................... 58 9,446
MarketAxess Holdings, Inc. .................. 34 8,796
Moody's Corp. ........................... 109 54,498
S&P Global, Inc. ......................... 137 71,584
154,137
a
Chemicals  — 0.8%
Ecolab, Inc. ............................ 292 72,641
a
Commercial Services & Supplies  — 0.7%
Veralto Corp. ............................ 557 60,262
a
Communications Equipment  — 0.9%
Arista Networks, Inc.
(a)
..................... 97 39,364
Motorola Solutions, Inc. .................... 78 38,977
78,341
a
Construction & Engineering  — 0.1%
Quanta Services, Inc. ...................... 38 13,092
a
Consumer Staples Distribution & Retail  — 1.3%
Costco Wholesale Corp. .................... 115 111,766
a
Electrical Equipment  — 0.2%
GE Vernova , Inc.
(a)
........................ 62 20,715
a
Entertainment  — 1.1%
Netflix, Inc.
(a)
............................ 100 88,681
Warner Bros Discovery, Inc., Series A
(a)
.......... 967 10,134
98,815
a
Financial Services  — 4.0%
Equitable Holdings, Inc. .................... 122 5,884
Mastercard , Inc., Class A .................... 331 176,403
Visa, Inc., Class A ........................ 544 171,404
353,691
a
Ground Transportation  — 0.5%
Old Dominion Freight Line, Inc. ............... 40 9,006
Uber Technologies, Inc.
(a)
................... 443 31,878
40,884
a
Security Shares Value
a
Health Care Equipment & Supplies  — 1.7%
Dexcom , Inc.
(a)
.......................... 122 $ 9,515
Edwards Lifesciences Corp.
(a)
................ 744 53,084
IDEXX Laboratories, Inc.
(a)
................... 126 53,141
Intuitive Surgical, Inc.
(a)
..................... 57 30,894
146,634
a
Health Care Technology  — 0.3%
Veeva Systems, Inc., Class A
(a)
............... 106 24,152
a
Hotels, Restaurants & Leisure  — 1.4%
Booking Holdings, Inc. ..................... 12 62,424
Chipotle Mexican Grill, Inc.
(a)
................. 158 9,720
Flutter Entertainment PLC
(a)
.................. 149 41,172
Royal Caribbean Cruises Ltd. ................ 50 12,203
125,519
a
Interactive Media & Services  — 10.3%
Alphabet, Inc., Class A ..................... 934 157,799
Alphabet, Inc., Class C, NVS ................. 2,302 392,468
Meta Platforms, Inc., Class A ................. 616 353,781
904,048
a
IT Services  — 1.0%
Gartner, Inc.
(a)
........................... 52 26,932
GoDaddy , Inc., Class A
(a)
.................... 164 32,402
MongoDB, Inc., Class A
(a)
................... 38 12,255
Snowflake, Inc., Class A
(a)
................... 83 14,508
86,097
a
Life Sciences Tools & Services  — 0.8%
Agilent Technologies, Inc. ................... 124 17,108
Mettler -Toledo International, Inc.
(a)
............. 7 8,759
Waters Corp.
(a)
.......................... 93 35,779
West Pharmaceutical Services, Inc. ............ 37 12,050
73,696
a
Oil, Gas & Consumable Fuels  — 1.4%
Cheniere Energy, Inc. ...................... 246 55,106
Hess Corp. ............................. 210 30,908
Targa Resources Corp. ..................... 183 37,387
123,401
a
Pharmaceuticals  — 3.0%
Eli Lilly & Co. ........................... 258 205,200
Zoetis, Inc., Class A ....................... 347 60,812
266,012
a
Professional Services  — 0.1%
Dayforce , Inc.
(a)(b)
......................... 152 12,159
a
Real Estate Management & Development  — 0.3%
CBRE Group, Inc., Class A
(a)
................. 161 22,538
a
Semiconductors & Semiconductor Equipment  — 17.7%
Advanced Micro Devices, Inc.
(a)
............... 594 81,482
Broadcom, Inc. .......................... 1,415 229,343
Lam Research Corp. ...................... 1,158 85,553
Marvell Technology, Inc. .................... 330 30,588
NVIDIA Corp. ........................... 8,217 1,136,000
1,562,966
a
Software  — 20.7%
Adobe, Inc.
(a)
............................ 196 101,122
ANSYS, Inc.
(a)
........................... 156 54,772
Atlassian Corp., Class A
(a)
................... 83 21,877
Autodesk, Inc.
(a)
.......................... 291 84,943
Cadence Design Systems, Inc.
(a)
.............. 119 36,510

Schedule of Investments
(unaudited) (continued)
November 30, 2024
iShares
®
ESG Aware MSCI USA Growth ETF
(Percentages shown are based on Net Assets)
2
Security Shares Value
a
Software (continued)
Dynatrace , Inc.
(a)
......................... 264 $ 14,834
Fair Isaac Corp.
(a)
......................... 5 11,875
HubSpot , Inc.
(a)
.......................... 24 17,305
Intuit, Inc. .............................. 159 102,035
Microsoft Corp. .......................... 2,280 965,489
Nutanix , Inc., Class A
(a)
..................... 177 11,555
Oracle Corp. ............................ 497 91,866
Palantir Technologies, Inc., Class A
(a)
........... 218 14,623
Palo Alto Networks, Inc.
(a)
................... 117 45,375
PTC, Inc.
(a)
............................. 185 37,011
ServiceNow , Inc.
(a)
........................ 128 134,328
Synopsys, Inc.
(a)
......................... 69 38,536
Workday, Inc., Class A
(a)
.................... 118 29,499
Zscaler , Inc.
(a)
........................... 46 9,503
1,823,058
a
Specialized REITs  — 0.8%
Equinix , Inc. ............................ 33 32,389
Iron Mountain, Inc. ........................ 104 12,862
SBA Communications Corp., Class A ............ 97 21,946
67,197
a
Specialty Retail  — 0.3%
Burlington Stores, Inc.
(a)
.................... 52 14,658
Carvana Co., Class A
(a)
..................... 37 9,635
24,293
a
Technology Hardware, Storage & Peripherals  — 12.7%
Apple, Inc. ............................. 4,693 1,113,790
Pure Storage, Inc., Class A
(a)
................. 178 9,432
1,123,222
a
Security Shares Value
a
Textiles, Apparel & Luxury Goods  — 0.6%
Deckers Outdoor Corp.
(a)
.................... 244 $ 47,814
Lululemon Athletica , Inc.
(a)
................... 27 8,658
56,472
a
Trading Companies & Distributors  — 0.9%
WW Grainger, Inc. ........................ 69 83,168
a
Total Long-Term Investments — 99.9%
(Cost: $7,609,911) .................................. 8,798,473
a
Short-Term Securities
Money Market Funds  —  0.2%
BlackRock Cash Funds: Institutional, SL Agency
Shares, 4.79%
(c)(d)(e)
...................... 11,181 11,187
BlackRock Cash Funds: Treasury, SL Agency Shares,
4.62%
(c)(d)
............................ 9,303 9,303
a
Total Short-Term Securities — 0.2%
(Cost: $20,491) .................................... 20,490
Total Investments — 100.1%
(Cost: $7,630,402) .................................. 8,818,963
Liabilities in Excess of Other Assets — (0.1)% ............... (7,730)
Net Assets — 100.0% ................................. $ 8,811,233
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/24
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
11/30/24
  Shares Held
at 11/30/24 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares . $ 46,714  $ —  $ (35,548)
(a)
$ 22  $ (1) $ 11,187  11,181  $ 8
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 10,722  —  (1,419)
(a)
—  —  9,303  9,303  108  —
$ 22  $ (1)
$ 20,490
$ 116  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

iShares
®
ESG Aware MSCI USA Growth ETF
Schedule of Investments
(unaudited) (continued)
November 30, 2024
3
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Micro E-Mini Russell 2000 Index ........................................................... 1 12/20/24 $ 12 $ (32)
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 8,798,473 $ — $ — $ 8,798,473
Short-Term Securities
Money Market Funds ...................................... 20,490 — — 20,490
$ 8,818,963 $ — $ — $ 8,818,963
Derivative Financial Instruments
(a)
Liabilities
Equity Contracts ........................................... $ (32) $ — $ — $ (32)
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS Non-Voting Shares
REIT Real Estate Investment Trust